Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Valuation allowance at beginning of year	$ (14,051)	$ (6,953)
Increases recorded to income tax provision	(11,285)	(7,098)
Valuation allowance at beginning of year	$ (25,336)	$ (14,051)